Contingencies (Details)		12 Months Ended
	Oct. 09, 2020 Count	Dec. 31, 2020 Subsidiary
Contingencies [Abstract]
Number of derivative counts filed in complaint | Count	2
Number of franchisor subsidiaries | Subsidiary		2